Related Parties (Details) - Schedule of benefits to key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of benefits to key management personnel [Abstract]
Short-term benefits	$ 1,412	$ 752
Share-based compensation	340	202
Token-based compensation	$ 903	$ 9